Quarterly Holdings Report
for
Fidelity® Founders Fund
July 31, 2023
RFFF-NPRT1-0923
1.9892520.104
Common Stocks - 95.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.7%
Entertainment - 4.0%
Endeavor Group Holdings, Inc. (a)	37,597	887,289
Netflix, Inc. (a)	7,153	3,139,952
Sea Ltd. ADR (a)	3,649	242,731
Spotify Technology SA (a)	898	134,170
		4,404,142
Interactive Media & Services - 9.6%
Alphabet, Inc. Class C (a)	37,720	5,020,909
Meta Platforms, Inc. Class A (a)	15,733	5,012,534
VerticalScope Holdings, Inc. (a)	7,292	24,055
Zoominfo Technologies, Inc. (a)	22,404	572,870
		10,630,368
Media - 1.1%
Comcast Corp. Class A	11,150	504,649
The Trade Desk, Inc. (a)	7,981	728,346
		1,232,995
TOTAL COMMUNICATION SERVICES		16,267,505
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 0.5%
Rivian Automotive, Inc. (a)	1,109	30,653
Tesla, Inc. (a)	2,019	539,941
		570,594
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	23,505	3,142,148
Global-e Online Ltd. (a)	26,500	1,193,825
		4,335,973
Hotels, Restaurants & Leisure - 5.6%
Airbnb, Inc. Class A (a)	12,334	1,877,111
Cava Group, Inc. (b)	300	17,133
Draftkings Holdings, Inc. (a)	15,505	492,749
Dutch Bros, Inc. (a)(b)	300	9,303
Marriott International, Inc. Class A	17,846	3,601,501
Monarch Casino & Resort, Inc.	724	50,188
Penn Entertainment, Inc. (a)	3,300	86,757
Red Rock Resorts, Inc.	1,003	48,646
		6,183,388
Household Durables - 0.7%
Chervon Holdings Ltd.	66,500	248,984
D.R. Horton, Inc.	3,600	457,272
Garmin Ltd.	756	80,053
		786,309
Specialty Retail - 1.5%
Aritzia, Inc. (a)	22,217	422,724
Auto1 Group SE (a)(c)	16,871	181,713
Farfetch Ltd. Class A (a)(b)	7,984	46,148
Industria de Diseno Textil SA	16,312	624,388
Revolve Group, Inc. (a)(b)	8,500	167,620
thredUP, Inc. (a)	400	1,408
Wayfair LLC Class A (a)	2,097	163,293
		1,607,294
Textiles, Apparel & Luxury Goods - 4.0%
Brunello Cucinelli SpA	3,512	297,138
Capri Holdings Ltd. (a)	10,761	397,189
LVMH Moet Hennessy Louis Vuitton SE	1,298	1,205,541
Moncler SpA	9,182	663,483
On Holding AG (a)	300	10,800
Prada SpA	108,538	768,919
Ralph Lauren Corp.	8,669	1,138,500
		4,481,570
TOTAL CONSUMER DISCRETIONARY		17,965,128
CONSUMER STAPLES - 1.7%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	600	222,864
Monster Beverage Corp.	26,724	1,536,363
		1,759,227
Personal Care Products - 0.1%
The Beauty Health Co. (a)(b)	9,600	79,584
TOTAL CONSUMER STAPLES		1,838,811
ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Devon Energy Corp.	2,021	109,134
Hess Corp.	14,790	2,244,087
Reliance Industries Ltd.	10,760	333,535
Tourmaline Oil Corp.	42,569	2,206,170
		4,892,926
FINANCIALS - 7.5%
Banks - 0.6%
Pinnacle Financial Partners, Inc.	5,665	429,974
Starling Bank Ltd. Series D (a)(d)(e)	44,800	200,654
		630,628
Capital Markets - 3.7%
Antin Infrastructure Partners SA	962	17,273
Ares Management Corp.	7,477	741,868
BlackRock, Inc. Class A	3,304	2,441,160
EQT AB	2,811	67,135
Intercontinental Exchange, Inc.	5,091	584,447
Morningstar, Inc.	1,074	247,536
		4,099,419
Consumer Finance - 0.1%
NerdWallet, Inc. (a)	400	4,484
Upstart Holdings, Inc. (a)(b)	1,650	113,339
		117,823
Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	3,521	1,239,251
Block, Inc. Class A (a)	15,520	1,249,826
Jio Financial Services Ltd. (e)	10,760	34,260
Nuvei Corp. (Canada) (a)(c)	7,008	238,994
Remitly Global, Inc. (a)	200	3,856
Toast, Inc. (a)	24,188	533,829
		3,300,016
Insurance - 0.1%
Arthur J. Gallagher & Co.	635	136,398
TOTAL FINANCIALS		8,284,284
HEALTH CARE - 8.0%
Biotechnology - 2.1%
Argenx SE ADR (a)	2,405	1,213,274
Blueprint Medicines Corp. (a)	872	57,552
Celldex Therapeutics, Inc. (a)	5,436	192,217
Prelude Therapeutics, Inc. (a)	300	1,173
Regeneron Pharmaceuticals, Inc. (a)	944	700,363
TG Therapeutics, Inc. (a)	9,875	204,314
		2,368,893
Health Care Equipment & Supplies - 2.0%
Inspire Medical Systems, Inc. (a)	2,631	757,228
Masimo Corp. (a)	2,477	302,937
Penumbra, Inc. (a)	3,645	1,105,747
TransMedics Group, Inc. (a)	481	44,820
		2,210,732
Health Care Providers & Services - 2.0%
Guardant Health, Inc. (a)	2,678	104,496
The Joint Corp. (a)	1,173	15,836
UnitedHealth Group, Inc.	4,086	2,069,028
		2,189,360
Health Care Technology - 0.3%
Doximity, Inc. (a)(b)	1,932	69,030
Evolent Health, Inc. (d)	7,850	226,633
		295,663
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	733	297,129
Bruker Corp.	4,388	301,543
Danaher Corp.	3,922	1,000,345
Stevanato Group SpA	1,249	39,006
		1,638,023
Pharmaceuticals - 0.1%
Ventyx Biosciences, Inc. (a)	4,324	160,204
TOTAL HEALTH CARE		8,862,875
INDUSTRIALS - 9.7%
Aerospace & Defense - 0.6%
HEICO Corp. Class A	4,938	693,048
Commercial Services & Supplies - 2.9%
Cintas Corp.	2,204	1,106,496
GFL Environmental, Inc.	17,222	587,959
Rollins, Inc.	34,134	1,393,691
Waste Connections, Inc. (United States)	824	116,324
		3,204,470
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd. (a)	333	11,538
Electrical Equipment - 0.0%
Nextracker, Inc. Class A	400	16,940
Ground Transportation - 4.0%
Uber Technologies, Inc. (a)	89,826	4,442,794
Professional Services - 2.2%
Paycom Software, Inc.	3,109	1,146,475
TDCX, Inc. ADR (a)	300	2,151
Thomson Reuters Corp.	9,074	1,224,868
		2,373,494
TOTAL INDUSTRIALS		10,742,284
INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	1,689	261,947
Electronic Equipment, Instruments & Components - 0.0%
Vontier Corp.	1,083	33,497
IT Services - 3.6%
CGI, Inc. Class A (sub. vtg.) (a)	890	90,441
Cloudflare, Inc. (a)	6,095	419,153
Globant SA (a)	4,300	751,339
MongoDB, Inc. Class A (a)	2,235	946,299
Shopify, Inc. Class A (a)	26,093	1,763,365
		3,970,597
Semiconductors & Semiconductor Equipment - 7.9%
Analog Devices, Inc.	11,476	2,289,806
Monolithic Power Systems, Inc.	779	435,843
NVIDIA Corp.	12,743	5,954,676
		8,680,325
Software - 16.8%
Adobe, Inc. (a)	3,731	2,037,760
BlackLine, Inc. (a)	6,322	367,182
Dynatrace, Inc. (a)	16,353	894,346
Fortinet, Inc. (a)	3,933	305,673
HashiCorp, Inc. (a)	200	5,922
Intuit, Inc.	1,223	625,809
Microsoft Corp.	25,739	8,646,242
nCino, Inc. (a)	84	2,717
Oracle Corp.	7,873	922,952
Salesforce, Inc. (a)	4,924	1,107,949
Samsara, Inc. (a)	800	22,352
Synopsys, Inc. (a)	1,096	495,173
Tenable Holdings, Inc. (a)	3,593	174,835
UiPath, Inc. Class A (a)	19,398	350,716
Workday, Inc. Class A (a)	9,989	2,368,692
Zscaler, Inc. (a)	1,454	233,193
		18,561,513
TOTAL INFORMATION TECHNOLOGY		31,507,879
MATERIALS - 2.6%
Metals & Mining - 2.6%
Barrick Gold Corp.	118,413	2,047,361
First Quantum Minerals Ltd.	28,978	859,462
		2,906,823
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Equity Residential (SBI)	11,360	749,078
Public Storage	2,629	740,721
		1,489,799
Real Estate Management & Development - 0.4%
Zillow Group, Inc. Class C (a)	7,966	431,439
TOTAL REAL ESTATE		1,921,238
TOTAL COMMON STOCKS (Cost $78,357,380)		105,189,753

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e)	638	152,961
Reddit, Inc. Series E (a)(d)(e)	200	7,094
		160,055
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(d)(e)	2,484	18,531
Series F (a)(d)(e)	12,743	95,063
		113,594
Software - 0.2%
Evozyne LLC Series A (a)(d)(e)	1,000	17,240
Moloco, Inc. Series A (d)(e)	3,703	222,180
		239,420
TOTAL INFORMATION TECHNOLOGY		353,014
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $759,264)		513,069

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	4,855,665	4,856,636
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	363,089	363,125
TOTAL MONEY MARKET FUNDS (Cost $5,219,761)		5,219,761

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $84,336,405)	110,922,583
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(257,805)
NET ASSETS - 100.0%	110,664,778

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $420,707 or 0.4% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $940,356 or 0.8% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	69,908

Evolent Health, Inc.	3/28/23	227,650

Evozyne LLC Series A	4/09/21	22,470

Moloco, Inc. Series A	6/26/23	222,180

Reddit, Inc. Series E	5/18/21	8,495

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	85,152

Yanka Industries, Inc. Series E	5/15/20	30,005

Yanka Industries, Inc. Series F	4/08/21	406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	2,147,926	9,902,058	7,193,348	33,684	-	-	4,856,636	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	320,400	3,020,970	2,978,245	2,391	-	-	363,125	0.0%
Total	2,468,326	12,923,028	10,171,593	36,075	-	-	5,219,761

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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